GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Details Narrative) - Revenue Benchmark [Member] - Customer Concentration Risk [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Customer [Member]
Revenue, Major Customer [Line Items]
Revenues					$ 917,800
Concentration risk, percentage					40.00%
Largest Customer [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	24.00%		38.00%
Two Largest Customers [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage		96.00%		93.00%
Customer One [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage		49.00%		58.00%
Other Customer [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage		46.00%		35.00%